Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liability:
Warrant Liability

7.Warrant Liability

In connection with the 2023 Public Offering, the 2024 March Registered Direct Offering and the 2024 April Registered Direct Offering (each as defined below), the Company issued the 2023 Warrants, the March 2024 Private Placement warrants and the April 2024 Private Placement warrants (each as defined below, collectively, the “Warrants”). The Warrants contain a provision applicable in the event of a fundamental transaction whereby the volatility used to calculate the warrant exercise terms is fixed and meets the definition of a derivative.

Due to this provision and in accordance with ASC 815 Derivatives and Hedging, the Warrants were classified as a liability and recorded at fair value using the Black-Scholes valuation model. The estimated fair value of the warrant liability for the 2023 Warrants as of December 31, 2023, was $0.9 million. The estimated fair value of the warrant liability for the March 2024 Private Placement warrants on the closing date of the March 2024 Registered Direct Offering, March 27, 2024, was $0.3 million. The estimated fair value of the warrant liability for the April 2024 Private Placement warrants on the closing date of the April 2024 Registered Direct Offering, April 19, 2024, was $1.4 million. As of September 30, 2024, the fair value of the total warrant liability was $0.3 million. The net change in fair value for the three and nine months ended, September 30, 2024 was $0.5 million and $2.2 million, respectively, and are shown as other income on the Company’s Condensed Consolidated Statements of Operations. The Company will continue to measure the fair value of the Warrants each quarter until they are exercised or expire, and any change will be adjusted accordingly on the Company’s financial statements.

8.Warrant Liability

In connection with the 2023 Public Offering (as defined in Note 10), the Company issued the 2023 Warrants (as defined in Note 10). The 2023 Warrants contain a provision applicable in the event of a fundamental transaction whereby the volatility used to calculate the warrant exercise terms is fixed and meets the definition of a derivative.

Due to this provision and in accordance with ASC 815 Derivatives and Hedging, the 2023 Warrants were classified as a liability and recorded at fair value using the Black-Scholes valuation model. The estimated fair value of the warrant liability for the 2023 Warrants on the closing date of the 2023 Public Offering, August 7, 2023, was $1.2 million. As of December 31, 2023, the fair value of the warrant liability was $0.9 million. The net change in fair value during the year of $0.3 million, comprised of a decrease in fair value of $0.6 million related to warrant exercises partially offset by an increase in fair value of the warrant liability for the 2023 Warrants of $0.3 million, is shown as other loss on the Company’s Consolidated Statements of Operations. The Company will continue to measure the fair value of the 2023 Warrants each quarter until they are exercised or expire, and any change will be adjusted accordingly on the Company’s financial statements.